Quarterly Holdings Report
for
Fidelity® Short-Term Bond Fund
November 30, 2022
STP-NPRT1-0123
1.813036.118
Nonconvertible Bonds - 48.8%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 0.9% 3/25/24	10,610	10,072
NTT Finance Corp.:
0.373% 3/3/23 (b)	8,340	8,243
0.583% 3/1/24 (b)	3,469	3,284
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 3.8058% 3/22/24 (c)(d)	5,170	5,136
0.75% 3/22/24	3,860	3,670
		30,405
Media - 0.1%
Magallanes, Inc.:
3.428% 3/15/24 (b)	1,645	1,597
3.638% 3/15/25 (b)	901	860
		2,457
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	4,725	4,485
T-Mobile U.S.A., Inc. 3.5% 4/15/25	7,030	6,806
		11,291
TOTAL COMMUNICATION SERVICES		44,153
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 2.6%
BMW U.S. Capital LLC:
3.25% 4/1/25 (b)	8,000	7,737
3.45% 4/12/23 (b)	12,171	12,109
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	8,516	8,061
5.5% 11/27/24 (b)	5,640	5,679
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.0026% 11/17/23 (c)(d)	10,000	9,957
1.05% 3/8/24	1,943	1,838
1.25% 1/8/26	6,779	5,941
4.15% 6/19/23	4,200	4,172
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (b)	8,525	8,159
3.125% 5/12/23 (b)	5,897	5,842
3.95% 6/6/25 (b)	2,950	2,867
		72,362
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	4,784	4,465
Multiline Retail - 0.2%
Dollar General Corp. 4.25% 9/20/24	6,347	6,253
Specialty Retail - 0.1%
Lowe's Companies, Inc. 4.4% 9/8/25	3,318	3,294
TOTAL CONSUMER DISCRETIONARY		86,374
CONSUMER STAPLES - 2.8%
Beverages - 0.4%
Constellation Brands, Inc. 3.6% 5/9/24	7,000	6,862
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000	4,733
		11,595
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,562	1,548
0.8% 2/10/24 (b)	1,912	1,814
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	7,661	7,068
		10,430
Food Products - 0.7%
Conagra Brands, Inc. 0.5% 8/11/23	5,758	5,572
JDE Peet's BV 0.8% 9/24/24 (b)	6,779	6,182
Mondelez International, Inc. 2.125% 3/17/24	7,500	7,230
		18,984
Tobacco - 1.3%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,190
BAT Capital Corp. 3.222% 8/15/24	10,014	9,658
BAT International Finance PLC 1.668% 3/25/26	6,714	5,951
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	7,381	7,039
Philip Morris International, Inc.:
2.875% 5/1/24	6,658	6,459
5% 11/17/25	5,425	5,421
		35,718
TOTAL CONSUMER STAPLES		76,727
ENERGY - 2.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	1,575	1,516
Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,211
ConocoPhillips Co. 2.4% 3/7/25	2,991	2,843
Enbridge, Inc.:
0.55% 10/4/23	10,000	9,612
2.15% 2/16/24	1,167	1,125
2.5% 2/14/25	1,218	1,152
Energy Transfer LP:
3.6% 2/1/23	3,816	3,804
4.2% 9/15/23	1,944	1,930
4.25% 3/15/23	5,208	5,191
EQT Corp. 5.678% 10/1/25	5,225	5,211
Equinor ASA 1.75% 1/22/26	1,409	1,292
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,732	3,682
MPLX LP:
1.75% 3/1/26	10,071	8,990
4.5% 7/15/23	1,148	1,141
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,645
Phillips 66 Co.:
0.9% 2/15/24	8,080	7,700
3.85% 4/9/25	8,057	7,879
Pioneer Natural Resources Co. 0.55% 5/15/23	6,522	6,394
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 5.0407% 1/13/23 (c)(d)	2,561	2,556
		77,358
TOTAL ENERGY		78,874
FINANCIALS - 29.5%
Banks - 16.6%
Bank of America Corp.:
0.81% 10/24/24 (c)	7,030	6,715
0.976% 4/22/25 (c)	8,000	7,473
1.843% 2/4/25 (c)	10,000	9,550
3.841% 4/25/25 (c)	7,500	7,314
4.827% 7/22/26 (c)	5,015	4,950
Bank of Montreal 4.25% 9/14/24	7,000	6,911
Bank of Nova Scotia 0.8% 6/15/23	11,078	10,814
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	5,542	5,453
Barclays PLC:
1.007% 12/10/24 (c)	4,487	4,243
2.852% 5/7/26 (c)	4,878	4,498
4.338% 5/16/24 (c)	7,085	7,020
5.304% 8/9/26 (c)	2,578	2,535
BNP Paribas SA 3.5% 3/1/23 (b)	5,640	5,612
BPCE SA 1.625% 1/14/25 (b)	9,500	8,822
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	7,225	7,048
0.95% 6/23/23	16,765	16,397
3.945% 8/4/25	6,059	5,894
Citigroup, Inc.:
0.981% 5/1/25 (c)	4,488	4,187
2.014% 1/25/26 (c)	8,000	7,428
3.106% 4/8/26 (c)	6,714	6,368
4.14% 5/24/25 (c)	7,000	6,870
5.61% 9/29/26 (c)	5,000	5,018
Danske Bank A/S 3.875% 9/12/23 (b)	7,592	7,480
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000	9,177
HSBC Holdings PLC:
0.976% 5/24/25 (c)	8,400	7,727
1.162% 11/22/24 (c)	8,100	7,669
1.645% 4/18/26 (c)	6,806	6,116
3.95% 5/18/24 (c)	5,000	4,941
Huntington National Bank 5.699% 11/18/25 (c)	5,500	5,509
Intesa Sanpaolo SpA:
3.25% 9/23/24 (b)	10,000	9,411
3.375% 1/12/23 (b)	5,000	4,985
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	6,568	6,108
1.514% 6/1/24 (c)	13,972	13,709
3.845% 6/14/25 (c)	7,500	7,365
KeyBank NA 4.15% 8/8/25	2,003	1,960
KeyCorp 3.878% 5/23/25 (c)	2,344	2,298
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	5,464	5,332
4.716% 8/11/26 (c)	7,515	7,291
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	8,059	7,747
0.953% 7/19/25 (c)	7,000	6,492
0.962% 10/11/25 (c)	8,775	8,053
2.193% 2/25/25	9,124	8,569
4.788% 7/18/25 (c)	4,000	3,958
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	4,265	4,097
2.651% 5/22/26 (c)	6,307	5,844
National Bank of Canada 0.55% 11/15/24 (c)	3,356	3,201
NatWest Group PLC:
2.359% 5/22/24 (c)	5,310	5,208
3.875% 9/12/23	14,202	14,031
NatWest Markets PLC 0.8% 8/12/24 (b)	4,320	3,986
PNC Bank NA 2.5% 8/27/24	6,217	5,970
Rabobank Nederland New York Branch 3.875% 8/22/24	7,890	7,756
Regions Financial Corp. 2.25% 5/18/25	3,950	3,697
Royal Bank of Canada 2.55% 7/16/24	8,572	8,248
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	7,230	7,015
5.807% 9/9/26 (c)	3,956	3,939
Societe Generale:
2.226% 1/21/26 (b)(c)	10,000	9,157
2.625% 10/16/24 (b)	1,249	1,177
3.875% 3/28/24 (b)	4,871	4,758
4.351% 6/13/25 (b)	4,500	4,402
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	804	764
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	10,340	10,069
The Toronto-Dominion Bank:
0.75% 6/12/23	10,785	10,554
2.35% 3/8/24	7,500	7,258
Truist Financial Corp.:
4.26% 7/28/26 (c)	5,500	5,400
5.9% 10/28/26 (c)	7,375	7,487
U.S. Bancorp 5.727% 10/21/26 (c)	6,750	6,896
Wells Fargo & Co.:
1.654% 6/2/24 (c)	8,218	8,069
2.164% 2/11/26 (c)	20,142	18,779
		460,779
Capital Markets - 5.4%
Credit Suisse AG:
0.495% 2/2/24	8,000	7,307
0.52% 8/9/23	7,000	6,670
Credit Suisse Group AG 6.373% 7/15/26 (b)(c)	4,600	4,266
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,427	2,270
0.962% 11/8/23	5,352	5,124
1.447% 4/1/25 (c)	5,743	5,298
2.129% 11/24/26 (c)	5,000	4,376
2.222% 9/18/24 (c)	20,476	19,645
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (c)	10,000	9,584
1.757% 1/24/25 (c)	10,000	9,532
5.7% 11/1/24	5,500	5,566
Intercontinental Exchange, Inc. 3.65% 5/23/25	4,172	4,089
Morgan Stanley:
0.731% 4/5/24 (c)	7,335	7,189
0.79% 5/30/25 (c)	8,500	7,876
3.62% 4/17/25 (c)	5,750	5,604
3.737% 4/24/24 (c)	7,548	7,496
4% 7/23/25	6,714	6,576
4.679% 7/17/26 (c)	4,223	4,175
UBS AG London Branch:
0.375% 6/1/23 (b)	7,843	7,662
1.375% 1/13/25 (b)	5,623	5,205
UBS Group AG:
1.008% 7/30/24 (b)(c)	8,398	8,140
4.49% 8/5/25 (b)(c)	7,500	7,346
		150,996
Consumer Finance - 4.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.0414% 9/29/23 (c)(d)	7,000	6,854
1.15% 10/29/23	7,000	6,689
1.65% 10/29/24	7,750	7,131
1.75% 1/30/26	5,724	5,050
4.125% 7/3/23	2,487	2,465
4.875% 1/16/24	2,014	1,986
Ally Financial, Inc.:
3.05% 6/5/23	5,730	5,653
5.125% 9/30/24	6,284	6,234
American Express Co.:
2.25% 3/4/25	3,469	3,277
3.375% 5/3/24	6,000	5,882
Capital One Financial Corp.:
1.343% 12/6/24 (c)	6,500	6,202
2.6% 5/11/23	4,486	4,437
4.166% 5/9/25 (c)	10,090	9,816
4.985% 7/24/26 (c)	2,457	2,436
Hyundai Capital America 1% 9/17/24 (b)	7,995	7,343
John Deere Capital Corp. 3.4% 6/6/25	4,589	4,477
Synchrony Financial:
4.25% 8/15/24	9,435	9,203
4.375% 3/19/24	8,076	7,932
Toyota Motor Credit Corp. 5.4% 11/10/25	6,500	6,610
		109,677
Diversified Financial Services - 1.6%
Athene Global Funding:
0.95% 1/8/24 (b)	7,220	6,845
1% 4/16/24 (b)	7,000	6,547
1.716% 1/7/25 (b)	6,500	6,020
Blackstone Private Credit Fund 4.7% 3/24/25	7,096	6,935
Corebridge Financial, Inc. 3.5% 4/4/25 (b)	812	778
GA Global Funding Trust 1.25% 12/8/23 (b)	8,200	7,842
Jackson Financial, Inc. 1.125% 11/22/23	8,613	8,259
		43,226
Insurance - 1.9%
American International Group, Inc. 2.5% 6/30/25	4,476	4,226
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	10,000	9,555
1.1% 11/12/24 (b)	8,150	7,523
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,527	3,135
MassMutual Global Funding II 4.15% 8/26/25 (b)	5,651	5,547
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	5,675	5,552
Pacific Life Global Funding II 1.2% 6/24/25 (b)	5,535	5,030
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 3.8755% 4/12/24 (b)(c)(d)	3,616	3,588
Protective Life Global Funding:
0.502% 4/12/23 (b)	8,500	8,359
3.218% 3/28/25 (b)	1,703	1,621
		54,136
TOTAL FINANCIALS		818,814
HEALTH CARE - 2.2%
Health Care Providers & Services - 0.7%
Cigna Corp. 0.613% 3/15/24	1,965	1,859
Elevance Health, Inc. 0.45% 3/15/23	9,394	9,277
Humana, Inc. 0.65% 8/3/23	8,872	8,610
		19,746
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc. 0.85% 9/15/24	8,310	7,679
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	8,500	7,953
		15,632
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC 0.7% 5/28/24	6,275	5,908
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,748	6,544
GSK Consumer Healthcare Capital 3.125% 3/24/25	7,390	7,080
Mylan NV 3.125% 1/15/23 (b)	6,478	6,456
		25,988
TOTAL HEALTH CARE		61,366
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	5,877	5,833
1.95% 2/1/24	3,500	3,367
4.875% 5/1/25	4,713	4,669
		13,869
Airlines - 0.3%
Delta Air Lines, Inc. 2.9% 10/28/24	7,598	7,203
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	10,000	8,948
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	5,142	4,873
Machinery - 0.3%
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (b)	2,657	2,470
Parker Hannifin Corp. 3.65% 6/15/24	7,000	6,843
		9,313
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24	12,296	11,450
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	2,930	2,759
0.8% 8/18/24	3,717	3,419
		6,178
TOTAL INDUSTRIALS		61,834
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	2,804	2,806
IT Services - 0.3%
The Western Union Co.:
2.85% 1/10/25	1,585	1,508
4.25% 6/9/23	6,025	5,984
		7,492
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.6231% 10/1/24 (c)(d)	4,150	4,093
Microchip Technology, Inc. 0.983% 9/1/24	4,231	3,912
		8,005
Software - 0.7%
Oracle Corp. 5.8% 11/10/25	7,000	7,170
VMware, Inc.:
0.6% 8/15/23	8,000	7,747
1% 8/15/24	5,608	5,222
		20,139
TOTAL INFORMATION TECHNOLOGY		38,442
MATERIALS - 0.4%
Chemicals - 0.4%
Celanese U.S. Holdings LLC 5.9% 7/5/24	7,100	7,057
Nutrien Ltd. 5.9% 11/7/24	3,720	3,763
		10,820
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	2,980	2,680
Crown Castle International Corp. 1.35% 7/15/25	700	637
Welltower, Inc. 3.625% 3/15/24	3,276	3,209
		6,526
UTILITIES - 2.6%
Electric Utilities - 1.4%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.4091% 6/10/23 (c)(d)	6,139	6,111
FirstEnergy Corp.:
1.6% 1/15/26	747	660
2.05% 3/1/25	4,143	3,823
Florida Power & Light Co. 2.85% 4/1/25	1,893	1,817
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.270% 4.9349% 2/22/23 (c)(d)	10,375	10,373
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 3.8909% 9/28/23 (c)(d)	3,666	3,652
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.1681% 5/10/23 (c)(d)	6,389	6,369
0.6% 2/26/24	3,086	2,919
Tampa Electric Co. 3.875% 7/12/24	4,057	3,963
		39,687
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 3.5997% 3/2/23 (c)(d)	4,082	4,079
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,402
ONE Gas, Inc. 0.85% 3/11/23	2,502	2,496
		7,977
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	3,897	3,612
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.4485% 5/13/24 (c)(d)	5,926	5,841
DTE Energy Co. 4.22% 11/1/24	7,490	7,375
NiSource, Inc. 0.95% 8/15/25	2,976	2,684
Sempra Energy 3.3% 4/1/25	2,834	2,734
WEC Energy Group, Inc. 5% 9/27/25	2,638	2,649
		21,283
TOTAL UTILITIES		72,559
TOTAL NONCONVERTIBLE BONDS (Cost $1,413,892)		1,356,489

U.S. Treasury Obligations - 26.5%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
0.25% 7/31/25 (e)	528,737	477,482
0.25% 10/31/25	101,409	90,888
4.125% 10/31/27	45,000	45,573
4.25% 9/30/24	30,257	30,166
4.5% 11/15/25	90,000	91,013
TOTAL U.S. TREASURY OBLIGATIONS (Cost $755,490)		735,122

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.3%
4.5% 3/1/39 to 9/1/49	6,266	6,230
5.5% 11/1/34	1,222	1,253
7.5% 11/1/31	0	0
TOTAL FANNIE MAE		7,483
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	12	12
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	146	151
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,159)		7,646

Asset-Backed Securities - 15.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.3846% 7/22/32 (b)(c)(d)	8,770	8,554
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	8,883	8,708
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.0336% 1/17/32 (b)(c)(d)	5,000	4,906
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	9,780	9,037
Series 2022-2 Class A, 3.39% 5/15/27	8,500	8,207
Series 2022-3 Class A, 3.75% 8/15/27	7,000	6,805
Series 2022-4 Class A, 4.95% 10/15/27	4,492	4,510
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	7,993	7,565
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.3746% 4/22/31 (b)(c)(d)	7,663	7,502
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	4,973	4,738
Series 2021-A1 Class A1, 0.44% 9/15/26	9,066	8,497
Series 2022-A1 Class A1, 3.53% 11/15/27	7,895	7,643
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	9,890	9,162
Series 2022-A1 Class A1, 2.8% 3/15/27	12,000	11,457
Series 2022-A2 Class A, 3.49% 5/15/27	7,000	6,761
Series 2022-A3 Class A, 4.95% 10/15/27	5,420	5,438
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	3,732	3,612
Series 2021-1 Class A3, 0.34% 12/15/25	3,942	3,807
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	5,081	5,073
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	6,685	6,414
Series 2021-P3 Class A3, 0.7% 11/10/26	6,606	6,044
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(d)	2,196	2,136
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.1791% 7/15/33 (b)(c)(d)	9,276	9,039
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/30 (b)(c)(d)	8,416	8,277
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	6,734	6,585
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 4.5436% 7/25/34 (c)(d)	131	122
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	1,942	1,916
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	3,229	3,150
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	4,839	4,483
Series 2022-A1 Class A1, 1.96% 2/15/27	4,911	4,622
Series 2022-A2 Class A, 3.32% 5/15/27	7,150	6,900
Series 2022-A3 Class A3, 3.56% 7/15/27	6,653	6,379
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	2,592	2,545
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	2,969	2,861
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	8,070	7,894
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	1,447	1,436
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	3,433	3,335
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,601	1,543
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	5,466	5,193
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,191	1,159
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,164	11,718
GM Financial Consumer Automobile Receivables Series 2022-2 Class A3, 3.1% 2/16/27	6,602	6,376
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	3,218	3,113
Series 2020-2 Class A, 0.69% 10/15/25 (b)	6,742	6,445
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	4,530	4,400
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.3246% 1/22/31 (b)(c)(d)	6,559	6,438
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (b)	272	271
Series 2021-3A Class A, 0.65% 12/15/31 (b)	1,070	1,054
Series 2022-1A Class A, 1.36% 4/15/32 (b)	2,598	2,540
Series 2022-2A Class A, 4.25% 8/15/32 (b)	5,092	5,016
MMAF Equipment Finance LLC:
Series 2019-B Class A3, 2.01% 12/12/24 (b)	2,785	2,729
Series 2022-B Class A2, 5.57% 9/9/25 (b)	4,064	4,065
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.0791% 7/17/32 (b)(c)(d)	8,390	8,173
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	8,012	7,358
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.4754% 5/20/29 (b)(c)(d)	5,865	5,783
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 4.9136% 4/15/30 (b)(c)(d)	7,087	6,917
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.2886% 1/25/36 (c)(d)	163	158
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	4,631	4,043
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	3,421	3,352
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	4,564	4,462
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	6,627	6,484
Series 2021-A Class A3, 0.51% 7/22/24 (b)	4,381	4,251
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(d)	6,342	6,194
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.0991% 1/15/34 (b)(c)(d)	8,047	7,880
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.6097% 11/18/30 (b)(c)(d)	8,844	8,695
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.0091% 7/15/30 (b)(c)(d)	9,219	9,051
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 4.9036% 9/25/34 (c)(d)	140	132
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	906	903
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	6,423	6,202
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	4,906	4,455
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 4.3007% 4/6/42 (b)(c)(d)	261	197
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	26	26
Series 2021-2 Class A, 0.91% 6/20/31 (b)	1,075	1,052
Series 2021-3 Class A, 0.83% 7/20/31 (b)	2,130	2,067
Series 2021-4 Class A, 0.84% 9/20/31 (b)	3,247	3,134
Series 2021-5 Class A, 1.31% 11/20/31 (b)	3,995	3,811
3.12% 3/20/32 (b)	5,267	5,062
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	1,127	1,076
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	4,786	4,323
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	6,063	5,607
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	6,240	5,821
Series 2021-2 Class A, 0.99% 4/20/28	8,190	7,585
Series 2022-5 Class A1A, 3.72% 7/20/27	3,412	3,348
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.0291% 4/17/30 (b)(c)(d)	8,725	8,577
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 4.2186% 8/20/29 (b)(c)(d)	3,927	3,898
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	2,616	2,592
TOTAL ASSET-BACKED SECURITIES (Cost $446,977)		430,849

Collateralized Mortgage Obligations - 2.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 2.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	2,661	2,434
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	5,003	4,132
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	1,148	1,091
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,507	1,471
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,560	1,462
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,270	1,220
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,586	1,494
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,979	1,849
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	6,414	6,173
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	7,086	6,530
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	5,670	5,449
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,771	2,355
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	5,966	5,031
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,145	1,905
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	2,497	2,201
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	2,464	2,390
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	5,375	4,693
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	4,245	3,849
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	932	827
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,167	1,021
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,715	3,386
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	2,561	2,425
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,117	1,083
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(d)	2	2
TOTAL PRIVATE SPONSOR		64,473
U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 4.3161% 5/25/45 (c)(d)	2,906	2,879
sequential payer Series 2001-40 Class Z, 6% 8/25/31	51	52
Series 2016-27:
Class HK, 3% 1/25/41	3,039	2,872
Class KG, 3% 1/25/40	1,396	1,320
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 4.3661% 7/25/46 (c)(d)	3,279	3,264
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	323	321
TOTAL U.S. GOVERNMENT AGENCY		10,708
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $81,878)		75,181

Commercial Mortgage Securities - 5.8%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(d)	1,838	1,770
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,246	2,077
Benchmark Mortgage Trust:
sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	5,769	5,325
Series 2018-B7 Class A1, 3.436% 5/15/53	705	697
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 4.625% 9/15/26 (b)(c)(d)	4,272	4,021
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (b)(c)(d)	6,214	6,047
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(d)	3,704	3,535
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 4.5273% 5/15/38 (b)(c)(d)	3,400	3,255
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(d)	4,359	4,182
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 4.726% 11/15/38 (b)(c)(d)	3,607	3,459
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.5109% 10/15/26 (b)(c)(d)	3,376	3,203
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	1,533	1,526
floater sequential payer Series 2021-SOAR Class A, 4.546% 6/15/38 (b)(c)	3,606	3,452
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (b)(c)(d)	4,300	4,185
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(d)	6,208	6,098
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	7,569	6,693
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	4,422	3,810
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (b)(c)(d)	1,678	1,629
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (b)(c)(d)	6,209	6,087
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	573	563
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,160	2,072
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	1,811	1,797
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	6,921	6,072
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 4.855% 5/15/36 (b)(c)(d)	8,023	7,919
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,073	958
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	3,364	3,215
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 4.625% 7/15/32 (b)(c)(d)	7,508	7,026
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(d)	5,020	4,789
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (b)(c)(d)	1,717	1,651
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (b)(c)(d)	2,194	2,042
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	5,691	5,575
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	2,273	2,267
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.125% 9/15/29 (b)(c)(d)	2,788	2,705
Series 2013-LC11 Class A/S, 3.216% 4/15/46	3,949	3,869
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (b)(c)(d)	4,992	4,842
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(d)	3,374	3,242
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 7/15/38 (b)(c)(d)	1,937	1,852
Morgan Stanley BAML Trust sequential payer Series 2016-C28:
Class A3, 3.272% 1/15/49	1,640	1,542
Class ASB, 3.288% 1/15/49	1,864	1,807
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,896	4,544
Series 2019-H7 Class A1, 2.327% 7/15/52	1,767	1,713
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 4.359% 10/15/36 (b)(c)(d)	5,675	5,383
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(d)	3,363	3,213
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 4.6631% 4/10/46 (b)(c)(d)	1,017	1,015
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	2,803	2,715
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,494	3,359
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C14 Class ASB, 2.977% 6/15/46	559	557
Series 2014-C20 Class ASB, 3.638% 5/15/47	548	539
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $168,832)		159,894

Money Market Funds - 0.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (f) (Cost $11,935)	11,932,361	11,935

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,887,163)	2,777,116
NET OTHER ASSETS (LIABILITIES) - 0.0%	(298)
NET ASSETS - 100.0%	2,776,818

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	766	Mar 2023	157,305	399	399

The notional amount of futures purchased as a percentage of Net Assets is 5.7%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $750,301,000 or 27.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $928,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	6,183	159,390	153,638	97	-	-	11,935	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	-	54,509	54,509	2	-	-	-	0.0%
Total	6,183	213,899	208,147	99	-	-	11,935

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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